Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Computations of Basic And Diluted Earnings Per Share

	Years Ended December 31,
	2017	2016	2015
	(In Thousands, Except Per Share Data)

Numerator, net income	$8,198	$6,711	$5,908

Denominator:
Weighted average shares outstanding	6,238	5,816	5,523
Less: Weighted average unvested restricted shares	(28)	(21)	(14)
Denominator: Basic earnings per share	6,210	5,795	5,510

Weighted average shares outstanding	6,210	5,795	5,523
Add: Dilutive effect of stock options	61	33	14
Denominator: Diluted earnings per share	6,271	5,828	5,537

Basic earnings per common share	$1.32	$1.16	$1.07

Diluted earnings per common share	$1.31	$1.15	$1.07